CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Fixed interest rate	Dec. 31, 2021	Dec. 31, 2020	Sep. 23, 2020	Sep. 08, 2020
7.0% Senior Notes
Disclosure of analysis of single amount of discontinued operations [line items]
Interest rate		7.00%		7.00%
5.75% senior notes
Disclosure of analysis of single amount of discontinued operations [line items]
Interest rate	5.75%	5.75%	5.75%